Note 18 - Income Tax- Schedule of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Jan. 01, 2025
Statement Line Items [Line Items]
Deferred tax liabilities	$ (4,619)	$ (543)
Deferred tax assets	4,619	543
Deferred income tax assets / (liabilities)	0	0
Government loan [member]
Statement Line Items [Line Items]
Deferred tax liabilities	0	(543)
Convertible notes [member]
Statement Line Items [Line Items]
Deferred tax liabilities	(4,619)	0
Non capital loss carryforwards [member]
Statement Line Items [Line Items]
Deferred tax assets	$ 4,619	$ 543